Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2020
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results [text block table]

Global All Currency Daily Stress Testing Results

	Dec 31, 2020			Dec 31, 2019
in € bn.	Funding Gap¹	Gap Closure²	Net Liquidity Position	Funding Gap¹[4]	Gap Closure²[4]	Net Liquidity Position[4]
Systemic market risk	82	189	107	100	175	75
1 notch downgrade (DB specific)	17	145	128	83	173	90
Severe downgrade (DB specific)	157	216	59	172	209	37
Combined[3]	177	220	43	185	209	24

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.

[2]Based on liquidity generation through Liquidity Reserves and other business mitigants.

[3]Combined impact of systemic market risk and severe downgrade.

[4]December 31, 2019 numbers have been updated to align with updated methodology reflected in the December 31, 2020 numbers